Notes to the cash flow statements - Reconciliation of operating activities (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the period	$ 1,191	$ 3,614	$ 3,176
Net profit for the period, percentage movement from prior period	(67.00%)
Net profit for the period, percentage movement from same period of prior year	(63.00%)
Adjustments:
Depreciation, amortisation and impairment	$ 984	563	516
Depreciation, amortisation and impairment, percentage movement from prior period	75.00%
Depreciation, amortisation and impairment, percentage movement from same period in prior year	91.00%
Impairment charges	$ 2,338	562	404
Net decrease/(increase) in current and deferred tax	$ (769)	7	(548)
Net decrease/(increase) in current and deferred tax, percentage movement from same period in prior year	40.00%
(Increase)/decrease in accrued interest receivable	$ 82	303	(171)
(Increase)/decrease in accrued interest receivable, percentage movement from prior period	(73.00%)
(Decrease)/increase in accrued interest payable	$ (663)	(185)	(156)
(Decrease)/increase in provisions	$ 1,307	405	738
(Decrease)/increase in provisions, percentage movement from same period in prior year	77.00%
Other non-cash items	$ 56	(468)	(364)
Cash flows from operating activities before changes in operating assets and liabilities	$ 4,526	4,801	3,595
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from prior period	(6.00%)
Cash flows from operating activities before changes in operating assets and liabilities, percentage movement from same period in prior year	26.00%
Net (increase)/decrease in derivative financial instruments	$ 4,966	4,937	2,668
Net (increase)/decrease in derivative financial instruments, percentage movement from prior period	1.00%
Net (increase)/decrease in derivative financial instruments, percentage movement from same period in prior year	86.00%
Net (increase)/decrease in life insurance assets and liabilities	$ (143)	(130)	(4)
Net (increase)/decrease) in life insurance assets and liabilities, percentage movement from prior period	10.00%
(Increase)/decrease in other operating assets:
Collateral paid	$ 877	371	(1,218)
Collateral paid, percentage movement from prior period	136.00%
Trading securities and other financial assets designated at fair value	$ 8,114	(2,203)	(5,426)
Loans	$ (694)	(2,399)	(1,789)
Loans, percentage movement from prior period	(71.00%)
Loans, percentage movement from same period in prior year	(61.00%)
Other financial assets	$ 1	570	(234)
Other financial assets, percentage movement from prior period	(100.00%)
Other assets	$ 69	(15)	2
(Decrease)/increase in other operating liabilities:
Collateral received	8,900	1,324	(317)
Deposits and other borrowings	$ 12,908	8,685	(7,572)
Deposits and other borrowings, percentage movement from prior period	49.00%
Other financial liabilities	$ 2,627	454	1,009
Other financial liabilities, percentage movement from same period in prior year	160.00%
Other liabilities	$ 8	3	(8)
Other liabilities, percentage movement from prior period	167.00%
Net cash provided by/(used in) operating activities	$ 42,159	$ 16,398	$ (9,294)
Net cash provided by/(used in) operating activities, percentage movement from prior period	157.00%